Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases
Schedule of Operating and Finance Leases Discount Rate

The Corporation’s weighted-average remaining lease term and weighted-average discount rate for operating and finance leases as of September 30, 2021 were as follows:

	Operating	Finance
Weighted-average remaining lease term	2.66 years	16.98 years
Weighted-average discount rate	4.74%	7.70%

Schedule of Undiscounted Future Minimum Lease Payments

The table below reconciles the undiscounted future minimum lease payments under non-cancelable leases with terms of more than one year to the total lease liabilities recognized on the condensed consolidated balance sheet as of September 30, 2021:

	Operating	Finance
2021 (remaining three months)	$285,481	$128,861
2022	1,138,368	449,159
2023	1,067,594	406,339
2024	467,968	401,496
2025	-	401,496
Thereafter	-	5,185,990
Undiscounted future minimum lease payments	2,959,411	6,973,341
Less: Amount representing interest
Payments	(170,673)	(2,989,666)
Total lease liabilities	2,788,738	3,983,675
Less current portion	(1,035,211)	(180,243)
Noncurrent lease liabilities	$1,753,527	$3,803,432

Schedule of Operating and Finance Leases Discount Rate

The Corporation’s weighted-average remaining lease term and weighted-average discount rate for operating and finance leases as of December 31, 2020 are:

	Operating	Finance
Weighted-average remaining lease term	3.43 years	17.61 years
Weighted-average discount rate	4.75%	7.96%

Schedule of Undiscounted Future Minimum Lease Payments

The table below reconciles the undiscounted future minimum lease payments under non-cancelable leases with terms of more than one year to the total lease liabilities recognized on the consolidated balance sheet as of December 31, 2020:

	Operating	Finance
2021	$1,053,891	$490,848
2022	1,048,573	444,928
2023	989,107	406,339
2024	467,968	401,496
2025	-	401,496
Thereafter	-	5,185,990
Undiscounted future minimum lease payments	3,559,539	7,331,097
Less: Amount representing interest
payments	(262,497)	(3,212,826)
Total lease liabilities	3,297,042	4,118,271
Less current portion	(924,265)	(194,717)
Noncurrent lease liabilities	$2,372,777	$3,923,554